Restructuring and Other Costs, Net (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Oct. 02, 2010	Jul. 03, 2010	Apr. 03, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 29, 2012
Restructuring And Other Costs, Net Disclosure
Identified Future Restructuring Costs												$ 50.0
Restructuring Reserve [Line Items]
Cost of Revenues									72.6	13.2	6.7
Selling, General and Administrative Expenses									61.5	3.0	1.5
Restructuring and Other Costs, Net									96.5	60.2	58.9
Total Restructuring and Other Costs, Net	59.7	56.5	93.2	21.2	30.1	12.5	11.0	22.8	230.6	76.4	67.1
Restructuring and Related Costs, Non-Cash Costs (Income), Net									15.0	27.0	(1.0)
Analytical Technologies [Member]
Restructuring Reserve [Line Items]
Cost of Revenues									30.5	7.9	1.8
Selling, General and Administrative Expenses									34.5	14.9
Restructuring and Other Costs, Net									54.3	28.9	28.8
Total Restructuring and Other Costs, Net									119.3	51.7	30.6
Restructuring and Related Costs, Cash Costs									48.9	12.6	28.8
Restructuring and Related Costs, Non-Cash Costs (Income), Net									5.4
Impairment of Acquisition-related Intangible Assets										16.3
Analytical Technologies [Member] | Severance [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									19.3	8.4	21.9
Restructuring Severance, Number of Positions Eliminated (employees)									460	125	320
Analytical Technologies [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									7.0	2.3	4.2
Analytical Technologies [Member] | Other Restructuring [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									1.4	1.9	2.7
Analytical Technologies [Member] | Dionex Monetized Equity Awards [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									21.2
Specialty Diagnostics [Member]
Restructuring Reserve [Line Items]
Cost of Revenues									39.0	3.3	2.9
Selling, General and Administrative Expenses									24.0	(0.8)	2.1
Restructuring and Other Costs, Net									8.4	8.2	7.2
Total Restructuring and Other Costs, Net									71.4	10.7	12.2
Restructuring and Related Costs, Cash Costs									8.0	6.8	11.7
Restructuring and Related Costs, Non-Cash Costs (Income), Net									0.4	1.4	(4.5)
Asset Writedowns									1.2
Loss (Gain) due to Pension Plan Settlements and Curtailments									(0.8)		2.5
Specialty Diagnostics [Member] | Severance [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									6.7	4.9	8.3
Restructuring Severance, Number of Positions Eliminated (employees)									80	45	200
Specialty Diagnostics [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									0.7	0.9	1.3
Specialty Diagnostics [Member] | Other Restructuring [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									0.6	1.0	2.1
Laboratory Products and Services [Member]
Restructuring Reserve [Line Items]
Cost of Revenues									3.1	2.0	2.0
Selling, General and Administrative Expenses									0	(0.2)	(0.6)
Restructuring and Other Costs, Net									31.7	22.7	21.0
Total Restructuring and Other Costs, Net									34.8	24.5	22.4
Restructuring and Related Costs, Cash Costs									22.0	13.6	17.2
Restructuring and Related Costs, Non-Cash Costs (Income), Net									9.7	9.1	3.8
Laboratory Products and Services [Member] | Severance [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									15.6	4.7	13.2
Restructuring Severance, Number of Positions Eliminated (employees)									750	75	360
Laboratory Products and Services [Member] | Abandonment of Excess Facilities [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									4.2	3.8	1.1
Laboratory Products and Services [Member] | Other Restructuring [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									2.2	5.1	2.9
Corporate [Member]
Restructuring Reserve [Line Items]
Selling, General and Administrative Expenses									3.0	(10.9)
Restructuring and Other Costs, Net									2.1	0.4	1.9
Total Restructuring and Other Costs, Net									5.1	(10.5)	1.9
Restructuring and Related Costs, Cash Costs											2.1
Loss (Gain) on Sale of Property, Plant and Equipment, Net											(0.2)
Corporate [Member] | Severance [Member]
Restructuring Reserve [Line Items]
Restructuring and Related Costs, Cash Costs									$ 2.1